Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (9,828)	$ (7,880)	$ (7,634)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	24	7	15
Reduction in the carrying amount of operating lease right of use asset	42	37	94
Share-based payment	340	362	261
Changes in fair value of short-term investment	4	14	(11)
Financial expenses (income), net	36	90	(222)
Change in prepaid expenses, and other current assets	195	(109)	184
Decrease in operating lease liability	(33)	(32)	(84)
Increase (decrease) in trade payable	543	191	(469)
Decrease in deferred revenues	(405)	(349)	(743)
Increase (decrease) in other accounts payable	133	32	169
Net cash used in operating activities	(8,949)	(7,637)	(8,440)
Cash flows from investing activities:
Purchase of property, plant and equipment	(2)	(5)	(2)
Maturity of short-term deposits, net		1,500	500
Net cash provided by investing activities	(2)	1,495	498
Cash flows from financing activities:
Issuance of ordinary shares due to ATM, net of issuance costs	2,933	2,223
Issuance of ordinary shares and warrants, net of issuance costs	6,711	4,488	9,144
Net cash provided by financing activities	9,644	6,711	9,144
Exchange differences on balances of cash and cash equivalents	10	(22)	98
Increase (decrease) in cash and cash equivalents	703	547	1,300
Cash and cash equivalents at the beginning of the year	4,825	4,278	2,978
Cash and cash equivalents at the end of the year	5,528	4,825	4,278
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets		$ 96	$ 62